COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Oct. 31, 2015 vessel
Commitments and Contingencies Disclosure [Abstract]
Book value of assets pledged under ship mortgages		$ 2,009,000	$ 2,087,000
Related Party Transaction [Line Items]
Loans to related parties which are associates		330,087	387,712
Contractual commitments under newbuilding contracts		$ 76,100	$ 261,900
Number of container vessels contracted to be chartered in | vessel		1	2	2
Term of lease or charter	8 years	15 years	15 years
Contractual commitments relating to chartering-in agreements		$ 203,000	$ 406,100
Initial payment amount due on delivery		15,000	$ 30,000
Seadrill [Member]
Related Party Transaction [Line Items]
Term loan facility, amount guaranteed		240,000
Loans to related parties which are associates		330,747
SFL West Polaris and SFL Deepwater [Member]
Related Party Transaction [Line Items]
Revolving credit facility, amount drawn		$ 883,400